Return Stacked U.S. Stocks & Managed Futures ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 75.7%	Shares	Value
State Street SPDR Portfolio S&P 500 ETF(a)	3,695,064	$312,454,612

TOTAL EXCHANGE TRADED FUNDS (Cost $298,375,950)		312,454,612

SHORT-TERM INVESTMENTS - 16.5%
Money Market Funds - 16.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	67,974,335	67,974,335

TOTAL SHORT-TERM INVESTMENTS (Cost $67,974,335)		67,974,335

TOTAL INVESTMENTS - 92.2% (Cost $366,350,285)		$380,428,947
Other Assets in Excess of Liabilities - 7.8%		32,144,292
TOTAL NET ASSETS - 100.0%		$412,573,239

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Return Stacked U.S. Stocks & Managed Futures ETF

Consolidated Schedule of Futures Contracts

April 30, 2026 (Unaudited)

The Return Stacked U.S. Stocks & Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of April 30, 2026:

FUTURES CONTRACTS - 3.1%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	1,381	06/15/2026	$99,328,425	$987,962
Brent Crude Oil(a)	60	05/29/2026	6,624,000	480,367
British Pound/U.S. Dollar Cross Currency Rate	74	06/15/2026	6,290,463	38,919
Copper(a)	122	07/29/2026	18,240,525	(544,329)
E-Mini Nasdaq 100	54	06/18/2026	29,803,680	1,203,132
E-Mini S&P 500 Index	379	06/18/2026	137,269,063	6,715,888
Euro Stoxx 50	159	06/19/2026	10,892,455	254,272
FTSE 100 Index	460	06/19/2026	64,872,676	(576,506)
Gold(a)	20	06/26/2026	9,259,200	92,561
Low Sulfur Gas Oil(a)	51	06/11/2026	6,287,025	780,156
Nikkei 225	80	06/11/2026	23,940,000	1,254,062
NY Harbor Ultra-Low Sulfur Diesel(a)	45	05/29/2026	7,712,901	997,752
RBOB Gasoline(a)	70	05/29/2026	10,628,100	1,372,134
S&P/TSX 60 Index	135	06/18/2026	39,360,370	756,665
Silver(a)	11	07/29/2026	4,071,540	(88,849)
WTI Crude Oil(a)	87	05/19/2026	9,141,090	1,212,834
				$14,937,020

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(192)	06/16/2026	$(14,160,000)	(147,186)
DAX Index	(1)	06/19/2026	(715,178)	(209)
Euro/U.S. Dollar Cross Currency Rate	(72)	06/15/2026	(10,584,000)	(23,515)
German 10 Year Government Bond	(495)	06/08/2026	(72,791,385)	59,365
Japanese Yen/U.S. Dollar Cross Currency Rate	(2,706)	06/15/2026	(217,021,200)	(3,020,878)
Long Gilt	(155)	06/26/2026	(18,237,648)	207,107
Natural Gas(a)	(116)	05/27/2026	(3,209,720)	(82,502)
U.S. Treasury 10 Year Note	(308)	06/18/2026	(34,062,875)	68,538
U.S. Treasury 2 Year Note	(1,994)	06/30/2026	(413,007,250)	586,069
U.S. Treasury 5 Year Note	(753)	06/30/2026	(81,200,461)	149,534
U.S. Treasury Long Bond	(65)	06/18/2026	(7,334,844)	5,085
				(2,198,592)

Net Unrealized Appreciation (Depreciation)				$12,738,428

Percentages are stated as a percent of net assets.

(a)	All or a portion of the investment is a holding of the Return Stacked RSST Cayman Subsidiary.